UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number 811-08386

American Heritage Growth Fund, Inc.

(Exact name of registrant as specified in charter)

845 Third Avenue

 New York, NY             10022

(Address of principal executive offices) (Zip code)

Jonathan B. Reisman

 6975 NW 62 Terrace

 Parkland, FL 33067

(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 397-3900

Date of fiscal year end: January 31

Date of reporting period: July 31, 2004

Form N-CSRS is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1).  The Commission may use the information provided on Form N-CSRS in its regulatory, disclosure review, inspection and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSRS, and the Commission will make this information public.  A registrant is not required to respond to the collection of information contained in Form N-CSRS unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.  Reports to Stockholders.

American Heritage Growth Fund, Inc.
Semi-Annual Report July 31, 2004

This report and the financial statements contained herein are submitted for the general information of shareholders and are not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus. Nothing herein contained is to be considered an offer of sale or solicitation of an offer to buy shares or The American Heritage Fund, Inc. Such offering is made only by prospectus, which includes details as to offering price and other material information.

AMERICAN HERITAGE GROWTH FUND, INC.

Statement of Assets & Liabilities

July 31, 2004 (Unaudited)

ASSETS

Investments in securities, at market value

(Cost $236,775) (Note 1)

$

176,522

Dividends and interest receivable

238

Receivable from Advisor

30,745

TOTAL ASSETS

207,505

LIABILITIES

Bank Overdraft…………..………………..            21,921

Payable for securities purchased

3,561

Accrued expenses…

68

TOTAL LIABILITIES

25,550

NET ASSETS

Net Assets (equivalent to $0.07 per

share based on 2,766,543 shares

of capital stock outstanding) (Note 4)

$

181,955

Composition of net assets:

Capital Stock par value $0.001;

250,000,000 shares authorized;

2,766,043 shares issued and outstanding      $           2,767

Additional Paid in capital

3,266,375

Accumulated net investment loss

       (245,063)

Accumulated net realized loss on

Investments

(2,781,871)

Net unrealized depreciation on

Investments

(60,253)

NET ASSETS, July 31, 2004

$

181,955

The accompanying notes are an integral part of these financial statements.

AMERICAN HERITAGE GROWTH FUND, INC.

Schedule of Investments in Securities

July 31, 2004 (Unaudited)

Number of

Shares

Value

COMMON STOCKS – 97.01%

Biotechnology & Research – 11.32%

AspenBio, Inc. *

3,000

3,030

Crucell NV *.

1,250

9,350

Oragenics, Inc. *

500

1,340

V I Technologies, Inc. *

8,500

6,885

20,605

Computer & Peripherals– 17.25%

3Com Corp *.

         1,500

7,395

Int’l Microcomputer Software, Inc. *

3,000

3,480

Nuance Communication *

1,000

4,370

Simulations Plus, Inc. *.

2,500

8,250

Sun Microsystems *

2,000

7,900

                                                                                   31,395

Investors – 5.61%

Harris & Harris *

1,000

10,210

Gold & Silver Ores – 10.62%

Canarc Resource Corp. *

5,000

3,000

Goldcorp, Inc.

750

8,633

Gold Fields

750

7,695

                                                                                   19,328

Healthcare – 0.00%

FPA Medical *

5,000

1

Miscellaneous Materials & Ores – 0.54%

MEMS USA, Inc. *

   500

975

National Commercial Banks – 5.13%

J.P. Morgan & Co., Inc.  ………….

250

9,332

The accompanying notes are an integral part of these financial statements.

AMERICAN HERITAGE GROWTH FUND, INC.

Schedule of Investments in Securities

July 31, 2004 (Unaudited)

(continued)

                                                            Number of

Shares

Value

Pharmaceuticals – 17.30%

Avanir Pharma *

6,000

10,920

Millenia Hope, Inc. *

4,000

840

Nexmed, Inc. *

5,000

9,350

Teva Pharmaceuticals.

350

10,360

                                                                                   31,470

Security Brokers – 4.91%

TradeStation Group Inc *

1,500

8,925

Semiconductors – 6.39%

Intel Corp.

300

7,314

Lumera Corp. *

750

4,312

                                                                                   11,626

Telephone & Communications –17.95%

AT & T Corp.

500

7,550

Aware, Inc. *

        2,500          9,100

Charter Communications *

2,500

7,725

Ecuity, Inc. *.

20,000

800

Wireless Facilities *

 1,000

7,480

32,655

Total Common Stock

176,522

TOTAL INVESTMENTS

(Cost $236,775)

97.01%

176,522

OTHER ASSETS LESS LIABILITIES.. 2.99%

    5,433

NET ASSETS

100.00%

$

181,955

*

Non-income producing security.

The accompanying notes are an integral part of these financial statements.

AMERICAN HERITAGE GROWTH FUND, INC.

Statement of Operations

For the six months ended

July 31, 2004 (Unaudited)

INVESTMENT INCOME:

Dividends

$

800

Interest

5

TOTAL INVESTMENT INCOME

805

EXPENSES:

Investment advisory fees (Note 2)

1,239

Fund Accounting / Transfer agent fees

6,483

Audit fees

3,241

Legal fees

3,491

Insurance fees

89

Custodian fees

2,255

Registration

1,123

Printing

1,745

Other expenses

996

TOTAL EXPENSES

20,662

Less: waiver of investment

Receivable from Advisor (Note 2)

(10,006)

Expense Waiver

(1,239)

NET EXPENSES

9,417

Net investment loss

(8,612)

NET REALIZED AND UNREALIZED

GAIN (LOSS) ON INVESTMENTS:

Net realized loss from investment

transactions

31,088

Net change in unrealized

depreciation on investments

(52,233)

Net realized and unrealized loss

on investments

(21,145)

Net decrease in net assets

RESULTING FROM OPERATIONS

$(29,757)

The accompanying notes are an integral part of these financial statements.

AMERICAN HERITAGE GROWTH FUND, INC.

Statements of Changes in Net Assets

                                                       Six months ended

Year

                     July 31              ended

                                                                        2004

January 31

             (Unaudited)              2004

NET INCREASE (DECREASE) IN NET

ASSETS FROM OPERATIONS:

Net investment loss

$

(8,612)

$(20,666)

Net realized loss from

investment transactions

(31,088)

(34,718)

Net change in unrealized depreciation

on investments

(52,233)

100,766

Net decrease/increase in net assets

resulting from operations

(29,757)

45,382

Distributions to shareholders:

Net investment income

0

0

Net realized gains on investments

0

0

Capital share transactions

Proceeds from shares sold

2,500

6,500

Payment for shares redeemed

(2,437)

(10,730)

Net decrease from capital

share transactions

63

(4,230)

Net increase (decrease)

in net Assets

(29,694)

41,152

NET ASSETS:

Beginning of year

211,649

170,497

End of year

$

181,955

$211,649

CAPITAL SHARE ACTIVITY

Shares sold

33,409

87,368

Shares redeemed

(34,047)

(154,523)

Net decrease in shares outstanding

(638)

(67,155)

Shares outstanding at the

beginning of the period

2,767,181

2,834,336

Shares outstanding at the

end of the period

2,766,543

2,767,181

Note: The Fund had no undistributed net investment income accumulated loss or accumulated distributions in excess of net investment income for each of the periods presented.

The accompanying notes are an integral part of these financial statements.

AMERICAN HERITAGE GROWTH FUND, INC.

Notes to Financial Statements

July 31, 2004 (Unaudited)

NOTE 1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Organization

American Heritage Growth Fund, Inc. (the ""Fund'') was incorporated on February 14, 1994 and commenced operations on May 25, 1994. The Fund is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end investment company having an investment objective of seeking growth of capital. The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements.  These policies are in conformity with generally accepted accounting principles.

Security valuations

The Fund values investment securities, where reliable market quotations are readily available, at market value based on the last recorded sales price as reported on the principal securities exchange on which the security is traded, or if the security is not traded on an exchange, market value is based on the latest bid price. Portfolio securities for which reliable market quotations are not readily available are valued as the Board of Directors in good faith determines.

Federal income taxes

The Fund's policy is to comply with the requirements of the Internal Revenue Code that are applicable to regulated investment companies and to distribute all its taxable income to its shareholders. Therefore, no federal income tax provision is required.

As of January 31, 2004, the Fund had available for federal income purposes unused capital losses carryover of approximately $2,812,869, which expire between 2004 and 2019. If not utilized by then, the loss will be charged against paid in capital.

AMERICAN HERITAGE GROWTH FUND, INC.

Notes to Financial Statements

July 31, 2004 (Unaudited)

(Continued)

The aggregate cost of securities, gross unrealized gain, gross unrealized losses and net unrealized loss is the same for cost for Federal Income Tax purposes as that reflected in the accompanying financial statements.

Distribution to Shareholders

The Fund intends to distribute to shareholders substantially all of its net investment income, if any, and any net realized capital gains, if any, during each fiscal year. Any undistributed amounts for any fiscal year will be paid out of the subsequent year's distributions.

Option writing

When the Fund writes an option, an amount equal to the premium received by the Fund is recorded as a liability and is subsequently adjusted to the current market value of the option written.  Premiums received from writing options that expire unexercised are treated by the Fund on the expiration date as realized gains from the sale of securities.  The difference between the premium and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is also treated as a realized gain, or if the premium is less than the amount paid for the closing purchase transaction, as a realized loss.

Repurchase Agreements

The Fund may enter into a repurchase agreement as a money market alternative with respect to its otherwise uninvested cash.  There is no limitation of the amount of repurchase agreements which may be entered into by the Fund.  In connection with a repurchase agreement, the Fund will acquire a security and simultaneously agree to resell at a higher price.  A repurchase agreement, therefore, involves a loan by the Fund, which loan is collateralized by the value of the underlying security.  Delays or losses could result if the other party to the repurchase agreement defaults or becomes insolvent.  All repurchase agreements entered into by the Fund will be

AMERICAN HERITAGE GROWTH FUND, INC.

Notes to Financial Statements

July 31, 2004 (Unaudited)

(Continued)

fully collateralized by securities issued by the United States Government.

Estimates

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period.  Actual results could differ from these estimates.

Other

The Fund follows industry practice and records security transactions on the trade date.  The specific identification method is used in determining gains and losses for financial statements and income tax purposes.  Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis.

NOTE 2. INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS

The Fund has an investment advisory agreement with American Heritage Management Corporation (AHMC), whereby AHMC receives an annual fee of 1.25% of the Fund’s average net asset value, computed daily, and payable monthly.  However, for the six months ending July 31, 2004, AHMC agreed to waive its investment advisory fees which amounted to $1,239.  The Fund does not seek to recapture the fees waived.

AHMC and Heiko H Thieme have jointly agreed to reimburse the Fund to the extent that the operating expenses of the Fund, exclusive of any expenses related to litigation or arbitration exceed 9.5% of the Fund’s average net assets. Brokerage commissions are not considered to be operating expenses for purposes of the computation of the amount of the reimbursement.  The joint agreement

AMERICAN HERITAGE GROWTH FUND, INC.

Notes to Financial Statements

July 31, 2004 (Unaudited)

(Continued)

will be in effect until June 30, 2004.  The amount of requited reimbursement through July 31, 2004 was $30,745 of which $17,122 has been collateralized with marketable securities.

Heiko H. Thieme, the Fund’s Chairman of the Board of Directors and Chief Executive Officer, is also the Chairman of the Board of Directors, Chief Executive Officer, and Secretary of AHMC, of which he owns all of the outstanding shares.

During the six months ended July 31, 2004 and the fiscal year ended January 31, 2004, Thieme Securities, Inc., which is wholly owned by Heiko H. Thieme, received brokerage commissions from the Fund of $1,958 and $11,171, respectively.

NOTE 3. INVESTMENTS

During the six months ended July 31, 2004, purchases and sales of investment securities, other than short-term investments, aggregated $297,699 and $291,681, respectively.

NOTE 4. CAPITAL SHARE TRANSACTIONS

As of July 31, 2004, there were 250,000,000 shares of $0.001 par value capital stock authorized.

NOTE 5. CAPITAL AND OPERATING LOSS CARRY FORWARDS

At July 31, 2004, the Fund had net capital loss carry forwards of approximately $2,820,000 which expire between 2004 and 2012.

AMERICAN HERITAGE GROWTH FUND, INC.

FINANCIAL HIGHLIGHTS AND RELATED

RATIO/SUPPLEMENTAL DATA

For a fund share outstanding throughout each period

Six months

Ending

7/31/2004

Fiscal years ending January 31

(Unaudited)

2004

2003

2002

2001

Net asset value, beginning of period

$

0.08

0.06

0.10

$

0.16

0.16

Income (loss) from investment operations:

Net investment income (loss)

0.00

(0.01)

(0.01)

(0.01)

 (0.02)

Net gains (losses) on securities (both

realized and unrealized)

(0.01)

0.03

(0.03)

(0.05)

0.02

Total from investment operations

0.00

 0.02

(0.04)

(0.06)

0.00

Less distributions:

Dividends (from net investment

income)

0.00

0.00

0.00

0.00

0.00

Distributions (from capital gains)

0.00

0.00

0.00

0.00

             0.00

Net asset value, end of period

$

0.07

$

0.08

$

0.06

$

0.10

$

0.16

Total return

(12.50)%

33.33%

(40.00)%

(37.50)%

0.00%

Ratios/Supplemental data:

Net assets, end of period

$

181,955

$

211,649

$

170,497

$

299,845

$

555,393

Ratio of expenses to average net assets

9.49%

11.47%

18.77%

14.70%

        12.41%

Ratio of net loss to average net assets

(8.68)%

(10.87)%

(18.66)%

(14.30)%

(10.95)%

Portfolio turnover rate

141.62%

1840.13%

597.61%

154.30%

212.83%

The accompanying notes are an integral part of these financial statements.

Item 2. Code of Ethics.  Not applicable.

Item 3. Audit Committee Financial Expert.  Not applicable.

Item 4. Principal Accountant Fees and Services.  Not applicable.

Item 5. Audit Committee of Listed Registrants. Not applicable.

Item 6.  Schedule of Investments.

Not applicable – schedule filed with Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds.  Not applicable.

Item 8.  Purchases of Equity Securities by Closed-End Funds.  Not applicable.

Item 9.  Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 7(d)(2)(ii)(G) of Schedule 14A  or this Item.

Item 10.  Controls and Procedures.

(a)

Based upon an evaluation of the effectiveness of the design and operation of the registrant’s disclosure controls and procedures within 90 days of the filing of this Report, the registrant’s Chief Executive Officer and Chief Financial Officer believes that the disclosure controls and procedures were effective.

(b)

There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal half-year that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 11.  Exhibits.

(a)(1)

EX-99.CODE ETH.  Not applicable

(a)(2)

EX-99.CERT Filed herewith.

(a)(3)

Any written solicitation to purchase securities under Rule 23c-1 under the Act (17 CFR 270.23c-1) sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.  Not applicable.

(b)

EX-99.906CERT Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

American Heritage Growth Fund, Inc.

By /s/ Heiko H. Thieme CEO

*Heiko H. Thieme CEO

Date October 7, 2004

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/ Heiko H. Thieme CEO

*Heiko H. Thieme CEO

Date October 7, 2004

* Print the name and title of each signing officer under his or her signature.